Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 5,562,761	$ 4,311,547	$ 7,211,429
Adjustments to reconcile net income to net cash used in operating activities:
Loss from equity method investments, net	560,969	17,023
Depreciation and amortization expense	2,159,715	1,549,296	558,327
Deferred income taxes	(220,332)	892,548	(118,199)
Allowance for credit losses	796,800	1,243,709	280,228
Amortization of debt issuance costs	161,911	324,221	103,772
Noncash lease expense	61,260	41,935
Loss on disposal of property, plant and equipment	35,587	1,367	13,256
Changes in assets and liabilities:
Accounts receivable, net	(6,683,358)	(1,509,728)	(5,327,278)
Accounts receivable - related parties, net	(5,915,753)	(1,103,104)	(1,427,078)
Notes receivable	262,542	(356,648)	(7,276)
Inventories	(3,791,230)	(2,923,465)	(5,762,750)
Deferred cost of revenue	223,880	117,910	383,382
Deferred cost of revenue - related party			1,765,856
Advances to suppliers and other current assets, net	(564,652)	(311,090)	(2,035,701)
Advances to suppliers and other current asset - related parties	(1,587,875)
Due from related parties
Retentions receivable, non-current	736,837	(397,157)	(358,505)
Deposit - related party		10,134	(10,583)
Accounts payable and bank acceptance notes to vendors	247,588	2,839,752	996,619
Accounts payable - related parties	(2,341,946)	1,896,054	3,269,238
Deferred income		43,433
Advances from customers	(2,855,229)	2,630,143	2,420,363
Advances from customers - related parties	(7,302,490)	6,733,465	(125,099)
Deferred income, non-current	(43,478)	43,433
Operating lease liabilities	(111,195)	(76,752)
Income tax payables	430,333	(404,231)	267,988
Accrued expenses and other payables	(2,455,366)	(2,322,199)	(4,481,539)
Net cash provided by (used in) operating activities	(22,632,721)	13,291,596	(2,383,550)
Cash flows from investing activities
Cash paid for long-term investment	(2,873,522)	(3,015,119)
Proceeds from disposal of long-term investment	4,574,914
Purchase of intangible asset	(143,491)
Purchase of property, plant and equipment	(1,355,101)	(2,316,967)	(5,511,732)
Proceeds from disposal of property, plant and equipment	40,805	427,261	22,072
Capital expenditure for property, plant and equipment	(5,862,026)		(73,227)
Deposit on acquisition of subsidiary			(200,000)
Net cash used in investing activities	(5,618,421)	(4,904,825)	(5,762,887)
Cash flows from financing activities
Proceeds from related parties	5,386,618
Repayment to related parties			(9,703)
Deposit on loan agreements		(503,939)	(473,698)
Collection of deposits on loan agreements	911,809
Proceeds from loans due within one year	25,405,697	7,454,711	11,493,557
Repayment of loans due within one year	(7,601,156)	(8,046,350)	(11,952,224)
Proceeds from long-term loans		6,376,169	8,631,493
Payment of debt issuance costs		(335,938)	(284,219)
Repayment of long-term loans	(5,762,171)	(7,736,415)	(730,595)
Net cash provided by (used in) financing activities	18,340,797	(2,791,762)	6,674,611
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	406,933	(124,050)	(404,956)
Net change in cash, cash equivalents and restricted cash	(9,503,412)	5,470,959	(1,876,782)
Cash, cash equivalents and restricted cash, beginning of the year	13,965,942	8,494,983	10,371,765
Cash, cash equivalents and restricted cash, end of the year	4,462,530	13,965,942	8,494,983
Supplemental cash flow information
Cash paid for interest	1,555,485	608,431	689,867
Cash paid for income taxes	775,240	977,755	1,507,489
Non-cash investing and financing activities:
Properties acquired with loans			52,161
Liabilities assumed in connection with purchase of property, plant and equipment	158,806	2,980,582	2,636,770
Operating expenses paid by related parties			9,703
Property, plant and equipment transferred from inventories	548,058	2,791,339	1,566,314
Property, plant and equipment transferred from advance to suppliers	72,850
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	4,462,530	9,944,765	2,461,501
Restricted cash		4,021,177	6,033,482
Total cash, cash equivalents and restricted cash	$ 4,462,530	$ 13,965,942	$ 8,494,983